Business acquisitions (West Vela Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		2 Months Ended	12 Months Ended
	Nov. 04, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 24, 2014
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by parent (as percent)			50.00%
Proceeds on issuance of equity, net of fees			$ 0	$ 0	$ 937,800
Goodwill			$ 3,200	$ 3,200
West Vela
Business Acquisition [Line Items]
Percentage of voting interests acquired (as percent)	100.00%
Consideration transferred	$ 900,000
Long term interest bearing debt	433,100
Mobilization payable	73,700
Contingent consideration	65,700
Working capital adjustment	$ 6,000
Business acquisition, equity interest issued or issuable, share price (in dollars per share)	$ 30.68
Proceeds on issuance of equity, net of fees	$ 245,400
Payments of stock issuance costs	10,900
Goodwill	200
Business acquisition, transaction costs	200
Revenues		$ 32,900
Business combination, earnings or loss of acquiree since acquisition date, actual		$ 5,700
West Vela | Trade Accounts Receivable
Business Acquisition [Line Items]
Acquired receivables, fair value	44,100
West Vela | Mobilization Fee Receivable
Business Acquisition [Line Items]
Acquired receivables, fair value	$ 94,200
West Vela | Stock Issued to Public
Business Acquisition [Line Items]
Common units issued as consideration (in shares)	8,000,000
West Vela | Mobilization Fee Receivable
Business Acquisition [Line Items]
Contingent consideration amount under the agreements, per day amount (up to)	$ 44
West Vela | BP Remaining Contract
Business Acquisition [Line Items]
Contingent consideration amount under the agreements, per day amount (up to)	$ 40
Seadrill Capricorn Holdings LLC
Business Acquisition [Line Items]
Noncontrolling interest, ownership percentage by parent (as percent)	51.00%					51.00%
Noncontrolling interest, ownership percentage by noncontrolling owners (as percent)	49.00%					49.00%
Seadrill Capricorn Holdings LLC | West Vela | Seadrill
Business Acquisition [Line Items]
Business acquisition, equity interest issued, value assigned	$ 228,800